Additional Financial Information - (Other Assets and Other Accrued Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Other current assets
Prepaid expenses and other	$ 38.0	$ 34.8	$ 36.0
Restricted cash	42.8	43.7	27.5
Tax credits receivable	140.7	199.1	129.5
Other current assets	294.0	373.1	256.5
Other non-current assets
Restricted cash	10.8	13.7	13.0
Accounts receivable	48.0	111.7	37.8
Tax credits receivable	440.6	361.7	341.8
Operating lease right-of-use assets	300.1	344.3	116.8
Other non-current assets	827.4	852.9	563.0
Employee-related liabilities	40.7	116.2
LIONS GATE ENTERTAINMENT CORP. [Member]
Other current assets
Prepaid expenses and other	54.4	58.2	43.3
Restricted cash	42.8	43.7	27.9
Contract assets	72.5	59.9	63.5
Interest rate swap assets	0.0	35.6	0.0
Tax credits receivable	140.7	199.1	129.5
Other current assets	310.4	396.5	264.2
Other non-current assets
Prepaid expenses and other	18.6	21.6	8.4
Restricted cash	10.8	13.7	13.0
Accounts receivable	48.0	111.7	37.8
Contract assets	10.3	3.2	5.1
Tax credits receivable	440.6	361.7	341.7
Operating lease right-of-use assets	338.6	388.8	169.0
Interest rate swap assets	0.7	0.0	41.1
Other non-current assets	867.6	900.7	616.1
Employee-related liabilities	$ 55.8	$ 147.4	$ 128.7